Condensed Consolidated Interim Statements of Cash Flows (Unaudited)	6 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Cash Resources Provided By (Used In) Operating Activities
Loss for the period	$ (2,132,149)	$ (1,975,474)	$ (3,752,751)	$ (1,781,060)
Items not affecting cash:
Accrued interest and accretion	131,850	207,222	1,242,808	277,219
Accrued interest income	(520,000)		(693,333)
Accrued management fee income	(54,000)		(37,000)
Depreciation	157,855	141,901	289,560	8,811
Deferred tax recovery				(1,144,080)
Foreign exchange	35,786	2,386	(59,265)	204,390
Income tax		222,948
(Gain) or loss of equity investee	(191,550)	31,559	(56,466)
Loss on settlement	239,328
Stock-based compensation (Note 11), amount	659,015	870,808	880,595	789,679
Transaction cost				330,324
Write off of amounts receivable	1,008		38,809	873
Prepaids			(128,829)	(26,434)
Amounts receivable and prepaids	(716,996)	(125,748)	(373,241)	(361,854)
Inventory	(131,841)	(615,174)	(437,002)	(454,737)
Advance				103,495
Trade payables and accrued liabilities	(37,812)	369,957	531,434	(371,586)
Due to related parties	(5,272)	(45,489)	(38,129)	46,276
Income Taxes Paid				239,358
Net Cash Provided by (Used in) Operating Activities	(2,565,786)	(915,104)	(2,555,810)	(2,139,327)
Investing Activities
Business combination, net of cash acquired				(2,048,158)
Repayment by (investment in) NMG Ohio, LLC	90,969	(612,619)	(1,854,883)	(77,600)
Investment in GLDH	(1,285,960)	(5,752,180)	(6,650,641)
Other investments	(334,348)		(255,980)
Purchase of property and equipment	(802,471)	(145,760)	(368,162)	(564,305)
Convertible loan receivable	(842,085)		(52,225)
Net Cash Used In Investing Activities	(3,173,895)	(6,510,559)	(9,181,891)	(2,690,063)
Financing Activities
Issuance of shares, net of share issue costs	90,840	5,818,300	21,561,568	4,806,025
Loans obtained		5,202,579	5,217,547
Loans repaid		(1,175,000)	(6,656,444)
Net Cash Provided by Financing Activities	90,840	9,845,879	20,122,671	4,806,025
Effect of exchange rate changes on cash	18,204	(26,314)	294,909	(18,382)
Net Increase (Decrease) in Cash	(5,630,637)	2,393,902	8,679,879	(41,747)
Cash- Beginning of Year	9,004,716	324,837	324,837	366,584
Cash- End of Year	$ 3,374,079	$ 2,718,739	$ 9,004,716	$ 324,837